DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2017
Deferred income tax [Abstract]
DEFERRED INCOME TAX
ome tax expense for each of the years presented is as follows:

	Year ended December 31,
	2017	2016	2015

Current tax	(450,384)	(394,045)	(234,040)

Deferred tax (Note 20)
Deferred tax	106,047	(16,821)	19,463
Effect of changes in tax law on deferred income tax (1)	7,455	2,028	3,080
Withholding tax on dividend distributions (2)	—	(2,690)	4,177

Income tax expense	(336,882)	(411,528)	(207,320)
(1) For 2017, it includes mainly the effects of the Argentine tax reform, which became effective starting January 1, 2018, including a reduction in the corporate income tax rate from 35% to 30% during the first two years (i.e., fiscal years starting on or after January 1, 2018 until December 31, 2019, inclusive) and to 25% going forward. Also, a one-time tax on an asset revaluation for tax purposes was approved. As of the date of these consolidated financial statements, the law has not yet been regulated and the tax authorities have not issued the regulations that establish the operative aspects that will allow the payment of the special tax. The Company is evaluating the exercise of the option, which could be exercised only when the law is regulated.
It also includes the effects of the US tax reform, which among other provisions, reduced the US corporate tax rate from 35% to 21%, effective January 1, 2018. This required a revaluation of the deferred tax assets and liabilities and certain current tax payables to the newly enacted tax rates at the date of enactment. Consequently, the Company has recorded a net adjustment to deferred income tax benefit of USD 5.2 million for the year ended December 31, 2017.
For 2016 , it includes mainly the effects of the Colombian tax rate reform which introduced an increase from 39% to 40% in 2016, 42% in 2017, 43% in 2018 and of the Mexican mining tax. For 2015, it includes mainly the effects of the Mexican mining tax.
(2) It includes the 10% withholding tax on dividend distributions made by Argentine companies to foreign beneficiaries since 2013.

Income tax expense for the years ended December 31, 2017, 2016 and 2015 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2017	2016	2015

Income before income tax	1,359,809	1,118,457	267,099

Income tax expense at statutory tax rate	(387,666)	(324,592)	(135,974)
Non taxable income	16,232	606	4,980
Non deductible expenses	(24,070)	(5,838)	(19,408)
Effect of currency translation on tax base (1)	51,167	(81,042)	(64,175)
Withholding tax on dividend distributions	—	(2,690)	4,177
Effect of changes in tax law	7,455	2,028	3,080

Income tax expense	(336,882)	(411,528)	(207,320)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2017	2016

At the beginning of the year	(523,209)	(511,456)

Acquisition of business (note 3)	13,686	—
Translation differences	(1,052)	3,351
Effect of changes in tax law (note 11)	7,455	2,028
Withholding tax on dividend distributions (note 11)	—	(2,690)
Credits (Charges) directly to other comprehensive income	4,808	2,379
Deferred tax (charge) credit (note 11)	106,047	(16,821)

At the end of the year	(392,265)	(523,209)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2017

At the beginning of the year	(625,963)	(48,637)	(28,050)	(3,050)	(705,700)

Translation differences	6,907	(215)	67	(29)	6,730
Credits (Charges) directly to other comprehensive income	—	—	—	(108)	(108)
Withholding tax on dividend distributions	—	—	—	—	—
Effect of changes in tax law	17,293	185	352	11	17,841
Income statement credit (charge)	61,924	(8,339)	8,939	1,120	63,644

At the end of the year	(539,839)	(57,006)	(18,692)	(2,056)	(617,593)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2017

At the beginning of the year	53,188	7,488	56,297	65,518	182,491

Translation differences	(501)	(273)	—	(7,008)	(7,782)
Acquisition of business (note 3)	—	—	—	13,686	13,686
Credits (Charges) directly to other comprehensive income	—	—	—	4,916	4,916
Effect of changes in tax law	(2,692)	(238)	—	(7,456)	(10,386)
Income statement credit (charge)	11,106	1,223	(12,942)	43,016	42,403

At the end of the year	61,101	8,200	43,355	112,672	225,328
(1) As of December 31, 2017, the recognized deferred tax assets on tax losses amount to USD 43,355 and there are net unrecognized deferred tax assets of USD 1.2 billion and unrecognized tax losses amounting to USD 1.9 billion. These two last effects are connected to the acquisition of Ternium Brasil (see note 3 (a)).

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2016

At the beginning of the year	(599,522)	(52,723)	(38,652)	(10,387)	(701,284)

Translation differences	5,634	360	169	181	6,344
Charges directly to other comprehensive income	—	—	—	(192)	(192)
Withholding tax on dividend distributions	—	—	—	(2,690)	(2,690)
Effect of changes in tax law	1,062	(103)	1,433	6	2,398
Income statement credit (charge)	(33,137)	3,829	9,000	10,032	(10,276)

At the end of the year	(625,963)	(48,637)	(28,050)	(3,050)	(705,700)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2016

At the beginning of the year	45,368	6,193	67,784	70,483	189,828

Translation differences	(2,399)	(289)	—	(305)	(2,993)
Charges directly to other comprehensive income	—	—	—	2,571	2,571
Effect of changes in tax law	17	(3)	—	(384)	(370)
Income statement credit (charge)	10,202	1,587	(11,487)	(6,847)	(6,545)

At the end of the year	53,188	7,488	56,297	65,518	182,491
(2) As of December 31, 2016, the recognized deferred tax assets on tax losses amount to USD 56,297 and there are no net unrecognized deferred tax assets.
Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously.
The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2017	2016

Deferred tax assets to be recovered after more than 12 months	155,350	131,407
Deferred tax assets to be recovered within 12 months	69,978	51,084
Deferred tax liabilities to be settled after more than 12 months	(558,890)	(653,503)
Deferred tax liabilities to be settled within 12 months	(58,703)	(52,197)

	(392,265)	(523,209)